Property, Plant and Equipment (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Facilities In Israel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, property, plant and equipment	the estimated useful lives of the certain assets have been extended by 2‑5 years, effective from January 1, 2023
Depreciation expenses	$ 16
Dikes and evaporating ponds [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	$ 37